SIGNIFICANT ACCOUNTING POLICIES (Schedule of intagible assets useful lives) (Details)	12 Months Ended
Dec. 31, 2021
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Customer relations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Customer relations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Customer data [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Non-Competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years
Distribution agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year 6 months